UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DG Capital Management
Address: 260 Franklin Street, Suite 1600
         Boston, MA  02110

13F File Number:  28-06035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kimberly Voss
Title:     Chief Compliance Officer
Phone:     617-896-1500

Signature, Place, and Date of Signing:

      /s/  Kimberly Voss     Boston, MA     October 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $1,380,905 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204    32786  1689990 SH       SOLE                  1677232        0        0
ACE LTD                        SHS              H0023R105    46979   867900 SH       SOLE                   861400        0        0
AMERICAN ECOLOGY CORP          COM NEW          025533407    10041   362896 SH       SOLE                   360143        0        0
ANADARKO PETE CORP             COM              032511107    55540  1144921 SH       SOLE                  1136321        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    49686  2267723 SH       SOLE                  2250823        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303      676    42000 SH       SOLE                    42000        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201     1074    61400 SH       SOLE                    61400        0        0
BUNGE LIMITED                  COM              G16962105    46060   729025 SH       SOLE                   723465        0        0
CANADIAN NAT RES LTD           COM              136385101    59539   869695 SH       SOLE                   863135        0        0
CANADIAN NATL RY CO            COM              136375102      799    16700 SH       SOLE                    16700        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    15747   692502 SH       SOLE                   687302        0        0
CISCO SYS INC                  COM              17275R102    21259   942320 SH       SOLE                   935220        0        0
CONSOL ENERGY INC              COM              20854P109    37183   810260 SH       SOLE                   804240        0        0
CVS CAREMARK CORPORATION       COM              126650100    32415   963000 SH       SOLE                   955800        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      964    14000 SH       SOLE                    14000        0        0
ENCANA CORP                    COM              292505104      644     9800 SH       SOLE                     9800        0        0
FEDEX CORP                     COM              31428X106    33857   428347 SH       SOLE                   425137        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    61046  1073800 SH       SOLE                  1065720        0        0
GAP INC DEL                    COM              364760108    41361  2326280 SH       SOLE                  2308880        0        0
HESS CORP                      COM              42809H107    54782   667424 SH       SOLE                   662340        0        0
MANULIFE FINL CORP             COM              56501R106      697    19000 SH       SOLE                    19000        0        0
MARSH & MCLENNAN COS INC       COM              571748102    20552   647100 SH       SOLE                   642200        0        0
METLIFE INC                    COM              59156R108    42039   750700 SH       SOLE                   745000        0        0
MONSANTO CO NEW                COM              61166W101    65864   665425 SH       SOLE                   660555        0        0
MOSAIC CO                      COM              61945A107     3190    46900 SH       SOLE                    46900        0        0
NEWS CORP                      CL A             65248E104    59348  4949753 SH       SOLE                  4912753        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109      666    12600 SH       SOLE                    12600        0        0
PEABODY ENERGY CORP            COM              704549104    40621   902700 SH       SOLE                   896000        0        0
PHILIP MORRIS INTL INC         COM              718172109    37178   772932 SH       SOLE                   772932        0        0
POTASH CORP SASK INC           COM              73755L107    72584   549840 SH       SOLE                   545590        0        0
RAYTHEON CO                    COM NEW          755111507    38087   711765 SH       SOLE                   711765        0        0
SCHLUMBERGER LTD               COM              806857108    72571   929330 SH       SOLE                   922090        0        0
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635105      318    12600 SH       SOLE                    12600        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    41795  6851699 SH       SOLE                  6800585        0        0
STAPLES INC                    COM              855030102    32221  1432057 SH       SOLE                  1421257        0        0
STAR BULK CARRIERS CORP        COM              Y8162K105     4264   609134 SH       SOLE                   604634        0        0
SUNCOR ENERGY INC              COM              867229106    66792  1584992 SH       SOLE                  1573102        0        0
TOTAL S A                      SPONSORED ADR    89151E109     1013    16700 SH       SOLE                    16700        0        0
TRANSOCEAN INC NEW             SHS              G90073100     7277    66250 SH       SOLE                    66250        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    36637  1442960 SH       SOLE                  1432060        0        0
WACHOVIA CORP NEW              COM              929903102      248    71000 SH       SOLE                    71000        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     6453   256700 SH       SOLE                   254900        0        0
WEYERHAEUSER CO                COM              962166104    50217   828930 SH       SOLE                   822730        0        0
XTO ENERGY INC                 COM              98385X106    77835  1673161 SH       SOLE                  1660391        0        0